3. Accrued Expenses (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued salaries - related party	$ 1,132,909	$ 747,000	$ 470,000
Lease payable - related party		0	25,250
Accrued expenses - other	859,763	563,074	245,446
Accrued expenses	$ 1,992,672	$ 1,310,074	$ 740,696